May 19, 1997
                    DREYFUS BASIC MUNICIPAL FUND, INC.
                         DREYFUS BASIC MUNICIPAL
                         MONEY MARKET PORTFOLIO
                       DREYFUS BASIC INTERMEDIATE
                        MUNICIPAL BOND PORTFOLIO
                        DREYFUS BASIC MUNICIPAL
                             BOND PORTFOLIO
                        SUPPLEMENT TO PROSPECTUS
                         DATED JANUARY 2, 1997
        THE FOLLOWING INFORMATION SUPPLEMENTS THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "FEE TABLE", "FUND EXCHANGES", AND "HOW TO REDEEM
SHARES:"
        Effective April 4, 1997, the following policy was effective: As to each Portfolio, the Fund will waive the fee chargeable for writing a redemption check, for an exchange made out of a Portfolio pursuant to the Fund Exchange Privilege, for each redemption by wire or pursuant to the Dreyfus TELETRANSFER Privilege, and for otherwise closing out an account, provided that the closing balance in the shareholder's account on the business day immediately preceding the effective date of such transaction is $50,000 or more.
        EFFECTIVE JUNE 1, 1997, THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
                                                                    BMBs051997

                                                                  May 19, 1997
                     DREYFUS BASIC MUNICIPAL FUND, INC.
         DREYFUS BASIC NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO
                         SUPPLEMENT TO PROSPECTUS
                          DATED JANUARY 2, 1997
        THE FOLLOWING INFORMATION SUPPLEMENTS THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "FEE TABLE", "FUND EXCHANGES", AND "HOW TO REDEEM
SHARES:"
        Effective April 4, 1997, the following policy was effective: As to the New Jersey Portfolio, the Fund will waive the fee chargeable for writing a redemption check, for an exchange made out of the Portfolio pursuant to the Fund Exchange Privilege, for each redemption by wire or pursuant to the Dreyfus TELETRANSFER Privilege, and for otherwise closing out an account, provided that the closing balance in the shareholder's account on the business day immediately preceding the effective date of such transaction is $50,000 or more.
        EFFECTIVE JUNE 1, 1997, THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
                                                                    127s051997